Summary of Significant Accounting Policies - Summary of the Table Illustrates the Impact on Allowances for Credit Losses on Adopting ASC 326 (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Apr. 01, 2020 INR (₨)	Mar. 31, 2020 INR (₨)
Loans and Leases Receivable Disclosure [Line Items]
Loans	₨ 11,700,189.2	$ 159,969.8		₨ 10,425,022.4
As reported under ASC 326
Loans and Leases Receivable Disclosure [Line Items]
Allowance for Credit Losses on Off-Balance Sheet Credit Exposures and undrawn commitments			₨ 5,523.4
Allowance for Credit Losses Other			186.8
Total			285,556.4
As reported under ASC 326 | Auto loans
Loans and Leases Receivable Disclosure [Line Items]
Loans			29,099.9
As reported under ASC 326 | Personal loans
Loans and Leases Receivable Disclosure [Line Items]
Loans			85,188.2
As reported under ASC 326 | Retail Business Banking
Loans and Leases Receivable Disclosure [Line Items]
Loans			36,807.8
As reported under ASC 326 | Commercial vehicle and construction equipment finance
Loans and Leases Receivable Disclosure [Line Items]
Loans			20,788.9
As reported under ASC 326 | Housing loans
Loans and Leases Receivable Disclosure [Line Items]
Loans			3,360.2
As reported under ASC 326 | Other retail loans
Loans and Leases Receivable Disclosure [Line Items]
Loans			38,098.6
As reported under ASC 326 | Wholesale loans
Loans and Leases Receivable Disclosure [Line Items]
Loans			66,502.6
As reported under ASC 326 | Allowance for Credit Losses on Loans
Loans and Leases Receivable Disclosure [Line Items]
Loans			279,846.2
As reported under ASC 326 | Allowance for Credit Losses on AFS debt securities
Loans and Leases Receivable Disclosure [Line Items]
Allowance for Credit Losses on AFS debt securities			0.0
Pre-ASC 326 adoption
Loans and Leases Receivable Disclosure [Line Items]
Allowance for Credit Losses on Off-Balance Sheet Credit Exposures and undrawn commitments			3,226.8
Allowance for Credit Losses Other			0.0
Total			202,060.0
Pre-ASC 326 adoption | Auto loans
Loans and Leases Receivable Disclosure [Line Items]
Loans			19,219.0
Pre-ASC 326 adoption | Personal loans
Loans and Leases Receivable Disclosure [Line Items]
Loans			47,097.1
Pre-ASC 326 adoption | Retail Business Banking
Loans and Leases Receivable Disclosure [Line Items]
Loans			32,860.3
Pre-ASC 326 adoption | Commercial vehicle and construction equipment finance
Loans and Leases Receivable Disclosure [Line Items]
Loans			20,463.4
Pre-ASC 326 adoption | Housing loans
Loans and Leases Receivable Disclosure [Line Items]
Loans			1,700.7
Pre-ASC 326 adoption | Other retail loans
Loans and Leases Receivable Disclosure [Line Items]
Loans			37,864.3
Pre-ASC 326 adoption | Wholesale loans
Loans and Leases Receivable Disclosure [Line Items]
Loans			39,628.4
Pre-ASC 326 adoption | Allowance for Credit Losses on Loans
Loans and Leases Receivable Disclosure [Line Items]
Loans			198,833.2
Pre-ASC 326 adoption | Allowance for Credit Losses on AFS debt securities
Loans and Leases Receivable Disclosure [Line Items]
Allowance for Credit Losses on AFS debt securities			0.0
Impact of ASC 326 Adoption
Loans and Leases Receivable Disclosure [Line Items]
Allowance for Credit Losses on Off-Balance Sheet Credit Exposures and undrawn commitments			2,296.6
Allowance for Credit Losses Other			186.8
Total			83,496.4
Impact of ASC 326 Adoption | Auto loans
Loans and Leases Receivable Disclosure [Line Items]
Loans			9,880.9
Impact of ASC 326 Adoption | Personal loans
Loans and Leases Receivable Disclosure [Line Items]
Loans			38,091.1
Impact of ASC 326 Adoption | Retail Business Banking
Loans and Leases Receivable Disclosure [Line Items]
Loans			3,947.5
Impact of ASC 326 Adoption | Commercial vehicle and construction equipment finance
Loans and Leases Receivable Disclosure [Line Items]
Loans			325.5
Impact of ASC 326 Adoption | Housing loans
Loans and Leases Receivable Disclosure [Line Items]
Loans			1,659.5
Impact of ASC 326 Adoption | Other retail loans
Loans and Leases Receivable Disclosure [Line Items]
Loans			234.3
Impact of ASC 326 Adoption | Wholesale loans
Loans and Leases Receivable Disclosure [Line Items]
Loans			26,874.2
Impact of ASC 326 Adoption | Allowance for Credit Losses on Loans
Loans and Leases Receivable Disclosure [Line Items]
Loans			81,013.0
Impact of ASC 326 Adoption | Allowance for Credit Losses on AFS debt securities
Loans and Leases Receivable Disclosure [Line Items]
Allowance for Credit Losses on AFS debt securities			₨ 0.0